Cash and Cash Equivalents (Details Textual)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Interest rate per annum	2.27%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum		1.22%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum		1.40%